Goodwill - Schedule of Carrying Amount of Goodwill (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Goodwill [Line Items]
Balance at December 31, 2016	$ 12,623
Business acquisitions (Note 3)	28,748
Currency translations	1,216
Balance at December 31, 2017	42,587
Technology [Member]
Goodwill [Line Items]
Balance at December 31, 2016	12,623
Balance at December 31, 2017	12,623
Mobility [Member]
Goodwill [Line Items]
Business acquisitions (Note 3)	16,068
Currency translations	1,216
Balance at December 31, 2017	17,284
Factory [Member]
Goodwill [Line Items]
Business acquisitions (Note 3)	12,680
Balance at December 31, 2017	$ 12,680